Segment Information (Reconciliation of Revenue from Segments to Consolidated) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 2,736,794	$ 2,389,815	$ 2,590,642	$ 2,601,102	$ 2,723,102	$ 2,449,081	$ 2,375,753	$ 2,292,975	$ 10,318,353	$ 9,840,911	$ 8,829,538
US Traditional Segment Reporting Information [Member]
Segment Reporting Information [Line Items]
Revenues									5,115,941	4,881,994	4,553,434
US Non-Traditional Segment Reporting Information [Member]
Segment Reporting Information [Line Items]
Revenues									962,818	876,119	392,304
Canada Segment Reporting Information [Member]
Segment Reporting Information [Line Items]
Revenues									1,185,017	1,140,264	1,056,031
Europe [Member]
Segment Reporting Information [Line Items]
Revenues									1,305,012	1,275,074	1,161,514
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Revenues									1,610,626	1,557,283	1,488,076
Corporate And Other Segment Reporting Information [Member]
Segment Reporting Information [Line Items]
Revenues									$ 138,939	$ 110,177	$ 178,179